Related Party Transactions (Details) - Schedule of transactions with joint ventures - Joint Ventures and Other Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of transactions with joint ventures [Line Items]
Sale of finished products	$ 3,825	$ 3,757	$ 3,240
Revenue from services and consulting	116	87	222
Purchases of raw materials and other services	$ 10,240	$ 11,339	$ 11,401